Derivative instruments - Narrative (Details) gallon in Millions, $ in Millions, $ in Millions	Jun. 30, 2025 CAD ($) gallon	Mar. 31, 2025 CAD ($) gallon	Dec. 31, 2024 USD ($) gallon	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Foreign exchange forward contracts
Disclosure of derivative instruments [Line Items]
Amount hedged per month				$ 43.5
Fair value of hedged instrument			$ 5.3		$ 3.2
Foreign exchange forward contracts | Hedging Contracts
Disclosure of derivative instruments [Line Items]
Amount hedged per month	$ 37.0	$ 45.0
Diesel Fuel Hedge Swap Contracts
Disclosure of derivative instruments [Line Items]
Fair value of hedged instrument			$ 0.1		$ 1.1
Number of gallons hedged per month | gallon			0.7
Diesel Fuel Hedge Swap Contracts | Hedging Contracts
Disclosure of derivative instruments [Line Items]
Number of gallons hedged per month | gallon	0.2	0.7